SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 17. SUBSEQUENT EVENTS Subsequent to June 30, 2023, Sabby and L1 converted approximately $2.6 million principal for 12.6 million shares of Common Stock.	NOTE 20. SUBSEQUENT EVENTS Subsequent to December 31, 2022, Sabby and L1 converted approximately $2.5 million principal into 2,928,105 shares of Common Stock.